UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6604

DREYFUS BASIC MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	11/30/04

SSL-DOCS2 70180139v2

FORM N-Q
Item 1. Schedule of Investments.
Dreyfus Basic Money Market Fund, Inc.
Statement of Investments
November 30, 2004 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 36.6%	Amount ($)	Value ($)

Barclays Bank PLC (London)
2.14%, 1/10/2005	35,000,000	35,000,000
Credit Suisse First Boston Inc. (Yankee)
2.23%, 1/18/2005	10,000,000	9,999,723
HBOS PLC (London)
1.88%, 12/27/2004	40,000,000	40,000,000
KBC Bank N.V. (London)
2.15%, 4/12/2005	50,000,000	50,001,814
Lloyds TSB Bank PLC (Yankee)
2.17%, 1/18/2005	45,000,000	44,989,989
Northern Rock PLC (London)
2.16%, 1/10/2005	40,000,000	40,000,000
Royal Bank of Scotland PLC (London)
2.14%, 1/10/2005	40,000,000	40,000,000
Svenska Handelsbanken (Yankee)
2.25%, 1/31/2005	35,000,000	35,000,000
Toronto-Dominion Bank (Yankee)
2.15%, 4/15/2005	40,000,000	40,000,000
Washington Mutual Bank, F.A.
2.25%, 2/2/2005	40,000,000	40,000,000
Total Negotiable Bank Certificates of Deposit
(cost $374,991,526)		374,991,526

Commercial Paper - 24.6%

Atlantis One Funding Corp.
2.16%, 4/7/2005	35,600,000 a	35,331,240
BNP Paribas Finance Inc.
2.08%, 12/1/2004	30,000,000	30,000,000
Beta Finance Inc.
2.03%, 3/14/2005	25,000,000 a	24,856,229
Concord Minutemen Capital Co. LLC
2.17%, 4/7/2005	27,136,000 a	26,930,181
Deutsche Bank Financial LLC
2.07%, 12/1/2004	30,000,000	30,000,000
General Electric Capital Corp.
2.24%, 1/21/2005	50,000,000	49,842,042
Morgan Stanley & Co. Inc.
2.04%, 12/14/2004	40,000,000	39,970,533
Norddeutsche Landesbank Girozentrale
2.23%, 1/24/2005	15,000,000	14,950,050
Total Commercial Paper
(cost $251,880,275)		251,880,275

Corporate Notes - 15.1%

Lehman Brothers Holdings Inc.
2.10%, 5/16/2005	50,000,000 b	50,000,000
Merrill Lynch & Co. Inc.
2.05%, 1/31/2005	50,000,000 b	50,000,000
Sigma Finance Inc.
2.07%, 1/31/2005	55,000,000 a,b	54,998,640

Total Corporate Notes
(cost $154,998,640)		154,998,640

U.S. Government Agencies - 16.6%

Federal Home Loan Banks, Notes
1.32% - 1.41%, 3/11/2005 - 4/29/2005	86,675,000	86,675,000
Federal National Mortgage Association, Notes
1.29% - 1.35%, 2/14/2005 - 4/19/2005	83,524,000	83,524,000
Total U.S. Government Agencies
(cost $170,199,000)		170,199,000

Time Deposits - 7.1%

Fortis Bank (Grand Cayman)
2.06%, 12/1/2004	30,000,000	30,000,000
Marshall & Isley Bank (Grand Cayman)
1.98%, 12/1/2004	43,200,000	43,200,000
Total Time Deposits
(cost $73,200,000)		73,200,000

Total Investments (cost $1,025,269,441)	100.0%	1,025,269,441
Liabilities, Less Cash and Receivables	0.0%	(242,511)
Net Assets	100.0%	1,025,026,930

a Securities exempt from registration under Rule 144A of the Secutities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, these securities amounted to $142,116,290 or 13.9%
of net assets. These securities have been determined to be liquid by the fund's Board.
b Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS BASIC MONEY MARKET FUND, INC.
By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	January 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	January 21, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	January 21, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)